Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.2%
	Aerospace & Defense: 1.3%
85,664	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.104%, (US0003M + 4.000%), 04/06/26	$86,155	0.0
159,336	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.104%, (US0003M + 4.000%), 04/06/26	160,165	0.1
473,750	KBR, Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 04/25/25	476,415	0.2
3,116,375	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/24	2,771,904	1.0
		3,494,639	1.3

	Auto Components: 0.5%
1,313,880	Broadstreet Partners, Inc. 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 11/08/23	1,315,522	0.5

	Automotive: 5.7%
375,000	Autokiniton US Holdings, Inc. Term Loan, 7.452%, (US0001M + 5.750%), 05/22/25	358,125	0.1
272,727	Belron Finance US LLC 2018 Term Loan B, 4.151%, (US0003M + 2.250%), 11/13/25	273,494	0.1
437,947	Belron Finance US LLC USD Term Loan B, 4.144%, (US0003M + 2.250%), 11/07/24	440,046	0.2
1,032,727	Belron Finance US LLC 2019 USD Term Loan B, 4.436%, (US0003M + 2.500%), 10/30/26	1,037,504	0.4
1,004,725	Bright Bidco B.V. 2018 Term Loan B, 5.473%, (US0003M + 3.500%), 06/30/24	481,012	0.2
1,444,947	Dynacast International LLC Term Loan B2, 5.354%, (US0003M + 3.250%), 01/28/22	1,354,638	0.5
EUR 975,100	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,062,726	0.4
2,946,021	Gates Global LLC 2017 USD Repriced Term Loan B, 4.452%, (US0001M + 2.750%), 04/01/24	2,942,338	1.1
555,800	Holley Purchaser, Inc. Term Loan B, 6.927%, (US0003M + 5.000%), 10/24/25	530,789	0.2
190,000	KAR Auction Services, Inc. 2019 Term Loan B6, 4.000%, (US0001M + 2.250%), 09/19/26	191,306	0.1
336,987	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	321,823	0.1
42,864 (1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	40,935	0.0
1,420,000	Panther BF Aggregator 2 LP USD Term Loan B, 5.202%, (US0001M + 3.500%), 04/30/26	1,418,668	0.6
826,412	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/24	777,860	0.3
1,906,844	Tenneco, Inc. 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 10/01/25	1,828,187	0.7
1,661,750	Truck Hero, Inc. 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 04/21/24	1,562,564	0.6
345,877	Truck Hero, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 04/21/25	321,665	0.1
		14,943,680	5.7

	Beverage & Tobacco: 0.4%
920,700	Sunshine Investments B.V. USD Term Loan B3, 5.160%, (US0003M + 3.250%), 03/28/25	922,415	0.4

	Brokers, Dealers & Investment Houses: 1.1%
2,000,000	Brookfield Property REIT Inc. 1st Lien Term Loan B, 4.200%, (US0003M + 2.500%), 08/27/25	1,976,608	0.8
853,550	Forest City Enterprises, L.P. 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 12/08/25	857,017	0.3
		2,833,625	1.1

	Building & Development: 3.6%
1,000,000	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.210%, (US0001M + 2.500%), 03/24/24	1,002,344	0.4
1,717,755	Core & Main LP 2017 Term Loan B, 4.671%, (US0001M + 2.750%), 08/01/24	1,700,578	0.6
1,300,601	GYP Holdings III Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 06/01/25	1,299,178	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

753,688	Henry Company LLC Term Loan B, 5.702%, (US0001M + 4.000%), 10/05/23	754,159	0.3
766,991	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.104%, (US0003M + 4.000%), 05/30/25	712,023	0.3
EUR 959,793	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/31/26	1,031,892	0.4
577,757	MX Holdings US, Inc. 2018 USD Term Loan B1C, 4.452%, (US0001M + 2.750%), 07/31/25	581,488	0.2
1,028,798	Quikrete Holdings Inc Term Loan, 4.452%, (US0001M + 2.750%), 11/15/23	1,029,655	0.4
270,875	SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 01/23/25	271,298	0.1
1,029,860	Werner FinCo LP 2017 Term Loan, 5.702%, (US0001M + 4.000%), 07/24/24	1,006,688	0.4
		9,389,303	3.6

	Building Materials: 0.8%
2,004,625	NCI Building Systems, Inc. 2018 Term Loan, 5.509%, (US0001M + 3.750%), 04/12/25	1,985,808	0.8

	Business Equipment & Services: 17.8%
423,373	24-7 Intouch Inc 2018 Term Loan, 5.952%, (US0001M + 4.250%), 08/25/25	410,672	0.2
854,023 (2)	Acosta Holdco, Inc. 2015 Term Loan, 4.947%, (US0001M + 3.250%), 09/26/21	159,596	0.1
1,047,273	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 07/23/21	986,793	0.4
1,529,351	AlixPartners, LLP 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 04/04/24	1,537,953	0.6
970,200	Ascend Learning, LLC 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 07/12/24	973,636	0.4
641,397	Big Ass Fans, LLC 2018 Term Loan, 5.854%, (US0003M + 3.750%), 05/21/24	643,200	0.3
EUR 980,000	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,084,263	0.4
1,698,711	Colorado Buyer Inc Term Loan B, 4.770%, (US0001M + 3.000%), 05/01/24	1,426,311	0.5
438,508	Convergint Technologies LLC 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/03/25	432,844	0.2
1,822,919	EIG Investors Corp. 2018 1st Lien Term Loan, 5.667%, (US0003M + 3.750%), 02/09/23	1,720,380	0.7
857,483	Ellie Mae, Inc. Term Loan, 5.863%, (US0002M + 4.000%), 04/17/26	856,233	0.3
1,371,369	EVO Payments International LLC 2018 1st Lien Term Loan, 4.950%, (US0003M + 3.250%), 12/22/23	1,376,084	0.5
465,000	Flexential Intermediate Corporation 2nd Lien Term Loan, 9.382%, (US0003M + 7.250%), 08/01/25	298,375	0.1
620,550	GreenSky Holdings, LLC 2018 Term Loan B, 5.000%, (US0001M + 3.250%), 03/31/25	614,344	0.2
EUR 676,326	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	714,670	0.3
128,367	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.064%, (US0003M + 4.000%), 11/21/24	122,430	0.1
1,976,440	iQor US Inc. 2nd Lien Term Loan, 10.849%, (US0003M + 8.750%), 04/01/22	1,330,802	0.5
2,969,672	iQor US Inc. Term Loan B, 7.099%, (US0003M + 5.000%), 04/01/21	2,599,701	1.0
1,231,194	KUEHG Corp. 2018 Incremental Term Loan, 5.854%, (US0003M + 3.750%), 02/21/25	1,223,191	0.5
807,700	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.250%), 03/13/25	805,513	0.3
605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/26	601,975	0.2
EUR 555,556	Markermeer Finance B.V. 2019 EUR 1st Lien Term Loan B, 4.250%, (EUR006M + 4.250%), 12/23/24	613,387	0.2
550,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.446%, (US0006M + 7.250%), 06/13/25	531,437	0.2
672,903	NeuStar, Inc. 2018 Term Loan B4, 5.202%, (US0001M + 3.500%), 08/08/24	633,790	0.2
1,571,512	NVA Holdings, Inc. Term Loan B3, 6.500%, (PRIME + 1.750%), 02/02/25	1,571,512	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

2,101,005	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 01/03/25	2,095,425	0.8
1,460,769	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 05/01/25	1,454,987	0.6
370,289	Prometric Holdings, Inc. 1st Lien Term Loan, 4.710%, (US0001M + 3.000%), 01/29/25	365,198	0.1
2,682,902	Red Ventures, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 11/08/24	2,685,250	1.0
115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 05/29/26	106,663	0.0
646,813	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.952%, (US0001M + 3.250%), 05/30/25	636,032	0.2
869,513	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.409%, (US0003M + 5.500%), 12/20/24	873,044	0.3
303,330	Sandvine Corporation 2018 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/02/25	298,780	0.1
780,282	Solera Holdings, Inc. USD Term Loan B, 4.452%, (US0001M + 2.750%), 03/03/23	770,040	0.3
1,460,250	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 5.702%, (US0001M + 4.250%), 07/30/25	1,450,515	0.6
1,120,622	Staples, Inc. 7 Year Term Loan, 6.781%, (US0001M + 5.000%), 04/16/26	1,108,115	0.4
769,560	SurveyMonkey Inc. 2018 Term Loan B, 5.340%, (US0001W + 3.750%), 10/10/25	771,484	0.3
EUR 920,840	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B3, 3.500%, (EUR003M + 3.500%), 07/31/25	1,021,081	0.4
1,588,950	Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 4.000%), 08/20/25	1,537,805	0.6
EUR 2,195,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	2,420,907	0.9
1,342,069	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 02/28/25	1,349,618	0.5
1,460,250	Verscend Holding Corp. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/27/25	1,464,805	0.6
1,407,095	West Corporation 2017 Term Loan, 5.927%, (US0003M + 4.000%), 10/10/24	1,151,472	0.4
627,063	West Corporation 2018 Term Loan B1, 5.427%, (US0003M + 3.500%), 10/10/24	496,320	0.2
1,043,250	Yak Access, LLC 2018 1st Lien Term Loan B, 6.702%, (US0001M + 5.000%), 07/11/25	983,263	0.4
240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.722%, (US0001M + 10.000%), 07/10/26	210,000	0.1
		46,519,896	17.8

	Cable & Satellite Television: 2.6%
1,500,000	CSC Holdings, LLC 2019 Term Loan B5, 4.327%, (US0002M + 2.500%), 04/15/27	1,504,988	0.6
828,750	Numericable Group SA USD Term Loan B11, 4.452%, (US0001M + 2.750%), 07/31/25	809,378	0.3
1,736,639	Radiate Holdco, LLC 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/01/24	1,727,304	0.7
615,000	Telesat Canada 2019 Term Loan, 4.656%, (US0003M + 2.750%), 11/22/26	616,307	0.2
1,195,000	Virgin Media Bristol LLC USD Term Loan N, 4.265%, (US0001M + 2.500%), 01/31/28	1,196,411	0.5
924,424	WideOpenWest Finance LLC 2017 Term Loan B, 4.953%, (US0001M + 3.250%), 08/18/23	899,869	0.3
		6,754,257	2.6

	Chemicals & Plastics: 3.6%
1,076,184	Alpha 3 B.V. 2017 Term Loan B1, 5.104%, (US0003M + 3.000%), 01/31/24	1,063,180	0.4
305,000	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.354%, (US0003M + 5.250%), 08/27/26	306,525	0.1
943,063	Composite Resins Holding B.V. 2018 Term Loan B, 6.144%, (US0003M + 4.250%), 08/01/25	943,652	0.4
EUR 982,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,055,455	0.4
236,750	Diamond (BC) B.V. USD Term Loan, 4.927%, (US0003M + 3.000%), 09/06/24	225,622	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

1,074,965	Encapsys, LLC 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 11/07/24	1,078,996	0.4
EUR 1,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	908,985	0.3
754,300	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.795%, (US0003M + 4.750%), 10/15/25	735,443	0.3
1,890,826	Starfruit Finco B.V 2018 USD Term Loan B, 5.005%, (US0001M + 3.250%), 10/01/25	1,876,635	0.7
954,509	Tronox Finance LLC Term Loan B, 4.609%, (US0001M + 2.750%), 09/23/24	952,918	0.4
185,000	Univar Inc. 2019 USD Term Loan B5, 3.906%, (US0003M + 2.000%), 07/01/26	185,434	0.1
		9,332,845	3.6

	Clothing/Textiles: 0.5%
1,439,381	Varsity Brands, Inc. 2017 Term Loan B, 5.202%, (US0001M + 3.500%), 12/15/24	1,368,491	0.5

	Containers & Glass Products: 5.0%
78,800	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.906%, (US0006M + 3.000%), 04/22/24	75,747	0.0
2,558,588	Berry Global, Inc. USD Term Loan U, 4.258%, (US0001M + 2.500%), 07/01/26	2,573,156	1.0
1,582,859	BWAY Holding Company 2017 Term Loan B, 5.234%, (US0003M + 3.250%), 04/03/24	1,553,923	0.6
239,400	Charter NEX US, Inc. Incremental Term Loan, 5.202%, (US0001M + 3.500%), 05/16/24	240,058	0.1
1,271,820	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.093%, (US0003M + 3.000%), 12/29/23	1,235,255	0.5
1,942,359	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.349%, (US0003M + 3.250%), 06/29/25	1,890,158	0.7
898,625	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.265%, (US0001M + 3.500%), 05/01/25	824,488	0.3
105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.515%, (US0001M + 7.750%), 05/01/26	100,406	0.0
245,000	Proampac AC Borrower LLC Second Lien Term Loan, 10.404%, (US0003M + 8.500%), 11/18/24	232,750	0.1
2,430,009	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.452%, (US0001M + 2.750%), 02/05/23	2,437,856	0.9
1,389,005	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 10/31/24	1,388,137	0.5
413,175	Tricorbraun Holdings Inc First Lien Term Loan, 5.859%, (US0003M + 3.750%), 11/30/23	406,461	0.2
243,807	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 4.702%, (US0001M + 3.000%), 10/17/24	231,414	0.1
		13,189,809	5.0

	Cosmetics/Toiletries: 0.6%
1,054,350	Anastasia Parent, LLC 2018 Term Loan B, 5.677%, (US0003M + 3.750%), 08/11/25	859,295	0.3
833,383	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 06/30/24	824,841	0.3
		1,684,136	0.6

	Diversified Financial Services: 0.2%
459,333	Blucora, Inc. 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 05/22/24	459,908	0.2

	Drugs: 1.7%
1,388,287	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.450%, (US0001M + 4.750%), 04/02/22	1,184,383	0.5
1,757,339	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.250%, (US0001M + 3.500%), 05/04/25	1,367,794	0.5
1,805,925	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.000%, (US0001M + 4.250%), 04/29/24	1,658,065	0.6
295,077	Horizon Pharma, Inc. 2019 Term Loan B, 4.313%, (US0001M + 2.500%), 05/22/26	296,691	0.1
		4,506,933	1.7

	Ecological Services & Equipment: 0.6%
1,623,559	GFL Environmental Inc. 2018 USD Term Loan B, 4.702%, (US0001M + 3.000%), 05/30/25	1,608,541	0.6

	Electronics/Electrical: 18.7%
637,315	ABC Financial Services, Inc. 1st Lien Term Loan, 6.013%, (US0001M + 4.250%), 01/02/25	633,332	0.2
916,341	ASG Technologies Group, Inc. 2018 Term Loan, 5.202%, (US0001M + 3.500%), 07/31/24	906,605	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

1,068,676	Barracuda Networks, Inc. 1st Lien Term Loan, 5.160%, (US0003M + 3.250%), 02/12/25	1,072,517	0.4
1,262,875	BMC Software Finance, Inc. 2018 USD Term Loan B, 5.952%, (US0001M + 4.250%), 10/02/25	1,216,307	0.5
282,143	Brave Parent Holdings, Inc. 1st Lien Term Loan, 5.927%, (US0003M + 4.000%), 04/18/25	273,091	0.1
228,684	Carbonite, Inc Term Loan B, 5.677%, (US0003M + 3.750%), 03/26/26	229,292	0.1
806,850	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 10/01/25	784,662	0.3
511,138	Compuware Corporation 2018 Term Loan B, 5.702%, (US0001M + 4.000%), 08/22/25	514,758	0.2
440,900	Dynatrace LLC 2018 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 08/22/25	443,518	0.2
779,113	EagleView Technology Corporation 2018 Add On Term Loan B, 5.409%, (US0003M + 3.500%), 08/14/25	736,261	0.3
261,688	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.355%, (US0003M + 4.250%), 06/26/25	228,322	0.1
651,700	Exact Merger Sub LLC 1st Lien Term Loan, 6.354%, (US0003M + 4.250%), 09/27/24	649,154	0.3
EUR 997,500	GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR002M + 5.000%), 06/05/26	1,082,559	0.4
618,450	GlobalFoundries Inc USD Term Loan B, 6.625%, (US0002M + 4.750%), 06/05/26	599,896	0.2
992,236	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 4.952%, (US0001M + 3.250%), 12/01/23	993,476	0.4
375,000	Helios Software Holdings, Inc. USD Term Loan, 6.183%, (US0003M + 4.250%), 10/24/25	371,250	0.1
100,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 07/07/25	101,500	0.0
2,257,386	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 07/01/24	2,266,698	0.9
917,700	Imperva, Inc. 1st Lien Term Loan, 5.986%, (US0003M + 4.000%), 01/12/26	886,345	0.3
455,000	Imperva, Inc. 2nd Lien Term Loan, 9.736%, (US0003M + 7.750%), 01/10/27	409,500	0.2
1,842,885	Informatica Corporation 2018 USD Term Loan, 4.952%, (US0001M + 3.250%), 08/05/22	1,847,875	0.7
730,367	Kronos Incorporated 2017 Term Loan B, 4.909%, (US0003M + 3.000%), 11/01/23	731,020	0.3
1,653,313	McAfee, LLC 2018 USD Term Loan B, 5.452%, (US0001M + 3.750%), 09/30/24	1,656,413	0.6
2,327,500	MH Sub I, LLC 2017 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 09/13/24	2,325,317	0.9
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.202%, (US0001M + 7.500%), 09/15/25	810,000	0.3
EUR 1,000,000	OVH Groupe EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 11/27/26	1,108,686	0.4
940,000	Project Boost Purchaser, LLC 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 06/01/26	932,558	0.4
615,350	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/23	616,119	0.2
2,435,400	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.177%, (US0003M + 4.250%), 05/16/25	2,426,267	0.9
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.177%, (US0003M + 8.250%), 05/18/26	736,875	0.3
3,512,649	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/23	3,306,829	1.3
1,031,962	Riverbed Technology, Inc. 2016 Term Loan, 4.960%, (US0001M + 3.250%), 04/24/22	827,596	0.3
390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/27/26	332,962	0.1
1,393,000	Rocket Software, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 11/28/25	1,260,665	0.5
2,382,625	RP Crown Parent LLC Term Loan B, 4.450%, (US0001M + 2.750%), 10/12/23	2,385,889	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

607,850	Severin Acquisition, LLC 2018 Term Loan B, 5.144%, (US0003M + 3.250%), 08/01/25	601,012	0.2
EUR 1,000,759	SGB-SMIT Management GmbH EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 07/18/24	574,749	0.2
656,264	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.354%, (US0003M + 4.250%), 07/01/26	657,700	0.3
2,992,936	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0003M + 4.750%), 04/28/21	2,319,526	0.9
1,795,363	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 02/05/24	1,803,638	0.7
633,600	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.399%, (US0003M + 3.500%), 05/16/25	609,840	0.2
265,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.399%, (US0003M + 7.500%), 05/18/26	233,642	0.1
965,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.104%, (US0003M + 5.000%), 05/29/26	884,664	0.3
903,175	TriTech Software Systems 2018 Term Loan B, 5.452%, (US0001M + 3.750%), 08/29/25	839,953	0.3
735,000	Ultimate Software Group Inc(The) Term Loan B, 5.452%, (US0001M + 3.750%), 05/04/26	739,410	0.3
2,583,689	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.267%, (US0001M + 4.500%), 01/27/23	2,421,131	0.9
495,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 8.952%, (US0001M + 7.250%), 07/02/26	484,481	0.2
300,042	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.513%, (US0001M + 7.750%), 10/09/26	289,290	0.1
731,484	Web.com Group, Inc. 2018 Term Loan B, 5.513%, (US0001M + 3.750%), 10/10/25	720,207	0.3
		48,883,357	18.7

	Financial Intermediaries: 2.6%
1,208,481	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 06/15/25	1,206,971	0.5
329,175	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 04/23/26	330,409	0.1
1,039,500	Cushman & Wakefield U.S. Borrower, LLC 2018 Add On Term Loan B, 4.952%, (US0001M + 3.250%), 08/21/25	1,044,529	0.4
1,945,300	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 4.972%, (US0001M + 3.250%), 07/21/25	1,939,707	0.7
631,692	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 07/03/24	635,245	0.3
277,785	VFH Parent LLC 2019 Term Loan B, 6.044%, (US0001M + 3.500%), 03/01/26	277,727	0.1
1,396,145	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.349%, (US0003M + 3.250%), 07/01/26	1,405,454	0.5
		6,840,042	2.6

	Food Products: 3.8%
1,126,488	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.508%, (US0001M + 3.750%), 10/01/25	1,132,590	0.4
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.508%, (US0003M + 7.750%), 10/01/26	99,000	0.0
894,413	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.734%, (US0003M + 3.750%), 07/07/24	901,120	0.3
649,006	B&G Foods, Inc. 2019 Term Loan B4, 4.202%, (US0001M + 2.500%), 10/10/26	652,386	0.3
414,750	CHG PPC Parent LLC 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 03/31/25	416,824	0.2
504,641	Del Monte Foods, Inc. 1st Lien Term Loan, 5.165%, (US0003M + 3.250%), 02/18/21	441,381	0.2
2,884,144	IRB Holding Corp 1st Lien Term Loan, 5.216%, (US0003M + 3.250%), 02/05/25	2,889,252	1.1
799,499	JBS USA Lux S.A. 2019 Term Loan B, 4.202%, (US0001M + 2.500%), 05/01/26	803,662	0.3
394,989	NPC International, Inc. 1st Lien Term Loan, 5.427%, (US0003M + 3.500%), 04/19/24	196,836	0.1
327,500	NPC International, Inc. 2nd Lien Term Loan, 9.427%, (US0003M + 7.500%), 04/18/25	41,893	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

EUR 1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	1,483,608	0.6
834,438	Sigma Bidco B.V. 2018 USD Term Loan B, 5.085%, (US0003M + 3.000%), 07/02/25	830,265	0.3
		9,888,817	3.8

	Food Service: 2.0%
264,471	Fogo De Chao, Inc. 2018 Add On Term Loan, 5.952%, (US0001M + 4.250%), 04/07/25	265,297	0.1
2,151,578	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.683%, (US0003M + 2.750%), 10/04/23	2,155,276	0.8
1,027,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.389%, (US0001M + 3.688%), 05/23/25	955,880	0.4
865,000	US Foods, Inc. 2019 Term Loan B, 3.702%, (US0001M + 2.000%), 09/13/26	868,244	0.3
1,000,000	Welbilt, Inc. 2018 Term Loan B, 4.734%, (US0001M + 2.500%), 10/23/25	1,003,725	0.4
		5,248,422	2.0

	Food/Drug Retailers: 3.1%
636,860	Albertsons, LLC 2019 Term Loan B7, 4.452%, (US0001M + 2.750%), 11/17/25	642,032	0.3
2,172,830	Albertsons, LLC 2019 Term Loan B8, 4.452%, (US0001M + 2.750%), 08/17/26	2,189,901	0.8
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.000%, (EUR003M + 3.000%), 06/23/25	1,106,758	0.4
1,310,058	EG Finco Limited 2018 USD Term Loan, 6.104%, (US0003M + 4.000%), 02/07/25	1,277,634	0.5
256,100	EG Group Limited 2018 USD Term Loan B, 6.104%, (US0003M + 4.000%), 02/07/25	249,761	0.1
2,123,724	Moran Foods LLC Term Loan, 8.104%, (US0003M + 6.000%), 12/05/23	778,700	0.3
485,000	Portillo Restaurant Group (The) Term Loan, 7.406%, (US0003M + 5.500%), 08/02/24	483,989	0.2
1,528,450	United Natural Foods, Inc. Term Loan B, 5.952%, (US0001M + 4.250%), 10/22/25	1,261,448	0.5
		7,990,223	3.1

	Forest Products: 0.7%
1,465,274	Blount International Inc. 2018 Term Loan B, 5.946%, (US0006M + 3.750%), 04/12/23	1,467,411	0.5
495,000	LABL, Inc. 2019 USD Term Loan, 6.281%, (US0001M + 4.500%), 07/01/26	493,762	0.2
		1,961,173	0.7

	Health Care: 11.7%
347,375	Accelerated Health Systems, LLC Term Loan B, 5.258%, (US0001M + 3.500%), 10/31/25	348,243	0.1
1,155,469	ADMI Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 04/30/25	1,144,877	0.4
358,200	Agiliti Health, Inc Term Loan, 4.813%, (US0001M + 3.000%), 01/04/26	358,200	0.1
798,207	Air Methods Corporation 2017 Term Loan B, 5.604%, (US0003M + 3.500%), 04/22/24	663,843	0.3
1,288,525	Athenahealth, Inc. 2019 Term Loan B, 6.401%, (US0003M + 4.500%), 02/11/26	1,289,588	0.5
1,005,550	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.202%, (US0001M + 3.500%), 05/10/23	990,048	0.4
706,450	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.441%, (US0001M + 3.750%), 02/27/26	703,506	0.3
2,000,000	Bausch Health Companies, Inc. 2018 Term Loan B, 4.765%, (US0001M + 3.000%), 06/02/25	2,011,388	0.8
362,307	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 4.952%, (US0001M + 3.250%), 09/01/24	338,757	0.1
983,618	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 06/07/23	985,258	0.4
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,105,702	0.4
1,381,754	Concentra Inc. 2018 1st Lien Term Loan, 4.540%, (US0003M + 2.500%), 06/01/22	1,384,621	0.5
1,060,532	DaVita, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 08/12/26	1,067,823	0.4
381,416	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.409%, (US0003M + 4.500%), 12/20/24	342,321	0.1
540,000	Emerald TopCo Inc Term Loan, 5.202%, (US0001M + 3.500%), 07/24/26	538,312	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

1,230,700	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/10/25	982,714	0.4
1,373,214	ExamWorks Group, Inc. 2017 Term Loan, 4.952%, (US0001M + 3.250%), 07/27/23	1,381,224	0.5
1,840,166	Global Medical Response, Inc. 2018 Term Loan B1, 4.972%, (US0001M + 3.250%), 04/28/22	1,742,983	0.7
908,990	GoodRx, Inc. 1st Lien Term Loan, 4.503%, (US0003M + 2.750%), 10/10/25	910,126	0.3
1,189,329	Inovalon Holdings, Inc. 2018 Term Loan B, 5.313%, (US0001M + 3.500%), 04/02/25	1,193,603	0.5
835,436	Jaguar Holding Company II 2018 Term Loan, 4.202%, (US0001M + 2.500%), 08/18/22	837,438	0.3
295,000	Medical Solutions L.L.C. 2017 Term Loan, 6.202%, (US0001M + 4.500%), 06/14/24	293,894	0.1
1,441,689	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.854%, (US0003M + 2.750%), 06/07/23	1,380,867	0.5
850,182	nThrive, Inc. 2016 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 10/20/22	701,401	0.3
1,067,325	Phoenix Guarantor Inc Term Loan B, 6.270%, (US0001M + 4.500%), 03/05/26	1,074,329	0.4
1,032,200	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 11/17/25	1,038,544	0.4
390,000	Select Medical Corporation 2017 Term Loan B, 4.580%, (US0003M + 2.500%), 03/06/25	389,347	0.2
1,656,679	Sotera Health Holdings, LLC 2017 Term Loan, 4.927%, (US0003M + 3.000%), 05/15/22	1,652,123	0.6
535,000	Sotera Health Holdings, LLC 2019 Term Loan, 6.156%, (US0003M + 4.250%), 11/20/26	533,886	0.2
1,509,200	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.960%, (US0001M + 3.250%), 09/02/24	1,492,692	0.6
575,722	Team Health Holdings, Inc. 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 02/06/24	410,202	0.2
513,187	Tecomet Inc. 2017 Repriced Term Loan, 5.013%, (US0001M + 3.250%), 05/01/24	513,989	0.2
373,125	Vizient, Inc. 2019 Term Loan B5, 4.452%, (US0001M + 2.750%), 05/06/26	374,431	0.1
491,250	Wink Holdco, Inc 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 12/02/24	486,030	0.2
		30,662,310	11.7

	Home Furnishings: 0.4%
950,000	Prime Security Services Borrower, LLC 2019 Term Loan B1, 5.035%, (US0001M + 3.250%), 09/23/26	940,619	0.4

	Industrial Equipment: 2.9%
660,000	APi Group DE, Inc. Term Loan B, 4.202%, (US0001M + 2.500%), 10/01/26	664,435	0.3
362,263	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 11/17/25	350,036	0.1
771,041	EWT Holdings III Corp. 2017 Repriced Term Loan, 4.702%, (US0001M + 3.000%), 12/20/24	774,414	0.3
1,551,831	Filtration Group Corporation 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/29/25	1,558,135	0.6
EUR 967,595	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	1,072,314	0.4
1,367,422	Gardner Denver, Inc. 2017 USD Term Loan B, 4.452%, (US0001M + 2.750%), 07/30/24	1,374,257	0.5
765,000	Granite Holdings US Acquisition Co. Term Loan B, 7.354%, (US0003M + 5.250%), 09/30/26	747,788	0.3
774,969	Kenan Advantage Group, Inc. 2015 Term Loan, 4.702%, (US0001M + 3.000%), 07/31/22	759,469	0.3
235,666	Kenan Advantage Group, Inc. CAD Term Loan B, 4.702%, (US0001M + 3.000%), 07/31/22	230,952	0.1
100,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.520%, (US0001M + 6.750%), 02/02/26	97,250	0.0
		7,629,050	2.9

	Insurance: 8.3%
452,725	Achilles Acquisition LLC 2018 Term Loan, 5.750%, (US0001M + 4.000%), 10/13/25	452,159	0.2
2,279,301	Acrisure, LLC 2017 Term Loan B, 6.354%, (US0003M + 4.250%), 11/22/23	2,270,754	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

686,650	Acrisure, LLC 2018 Term Loan B, 5.854%, (US0003M + 3.750%), 11/22/23	680,928	0.3
649,294	Alera Group Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/01/25	653,352	0.2
2,686,616	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/25	2,665,123	1.0
2,013,066	AmWINS Group, Inc. 2017 Term Loan B, 4.465%, (US0001M + 2.750%), 01/25/24	2,020,867	0.8
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.104%, (US0003M + 7.000%), 09/19/25	346,233	0.1
421,813	Aretec Group, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 10/01/25	400,195	0.1
2,581,532	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.202%, (US0001M + 3.500%), 10/22/24	2,577,982	1.0
1,749,924	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.460%, (US0001M + 2.750%), 04/29/24	1,742,633	0.7
1,992,225	Hub International Limited 2018 Term Loan B, 4.690%, (US0003M + 2.750%), 04/25/25	1,966,543	0.7
2,590,055	NFP Corp. Term Loan B, 4.702%, (US0001M + 3.000%), 01/08/24	2,564,154	1.0
1,476,300	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 5.702%, (US0001M + 4.000%), 09/03/26	1,477,223	0.6
1,862,000	USI, Inc. 2017 Repriced Term Loan, 5.104%, (US0003M + 3.000%), 05/16/24	1,840,587	0.7
		21,658,733	8.3

	Leisure Good/Activities/Movies: 7.8%
215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.452%, (US0001M + 8.750%), 04/27/26	197,800	0.1
1,205,197	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/26	1,211,675	0.5
1,135,295	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.202%, (US0001M + 2.500%), 05/23/25	1,139,079	0.4
900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.854%, (US0003M + 2.750%), 09/18/24	825,699	0.3
2,000,000	Crown Finance US, Inc. 2018 USD Term Loan, 3.952%, (US0001M + 2.250%), 02/28/25	1,996,786	0.8
1,015,000	Crown Finance US, Inc. 2019 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 09/30/26	1,013,477	0.4
1,548,982	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/08/24	1,549,563	0.6
1,439,994	Fitness International, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 04/18/25	1,432,794	0.5
EUR 987,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,097,208	0.4
EUR 1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,098,873	0.4
EUR 1,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	1,107,309	0.4
992,424	Intrawest Resorts Holdings, Inc. Term Loan B1, 4.452%, (US0001M + 2.750%), 07/31/24	996,766	0.4
1,620,868	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.200%, (US0001M + 3.500%), 07/03/24	1,624,231	0.6
2,070,563	Life Time, Inc. 2017 Term Loan B, 4.658%, (US0003M + 2.750%), 06/10/22	2,074,123	0.8
56,338 (1)	Motion Finco Sarl Delayed Draw Term Loan B2, 5.156%, (US0003M + 3.250%), 11/04/26	56,855	0.0
428,662	Motion Finco Sarl USD Term Loan B1, 5.156%, (US0003M + 3.250%), 11/13/26	432,591	0.2
520,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 10/19/26	473,200	0.2
436,623	SRAM, LLC 2018 Term Loan B, 4.515%, (US0001M + 2.750%), 03/15/24	438,806	0.2
EUR 908,274	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	996,150	0.4
5,074	Thor Industries, Inc. USD Term Loan B, 5.563%, (US0001M + 3.750%), 02/01/26	5,052	0.0
382,113	WeddingWire, Inc. 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 12/19/25	383,068	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

140,000	WeddingWire, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 12/21/26	138,600	0.1
		20,289,705	7.8

	Leisure Time: 0.4%
1,436,813	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 05/30/25	1,076,173	0.4

	Lodging & Casinos: 4.2%
3,000,000	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.452%, (US0001M + 2.750%), 12/23/24	2,983,125	1.2
224,568	Eldorado Resorts LLC 2017 Term Loan B, 4.401%, (US0001M + 2.250%), 04/17/24	224,604	0.1
1,391,230	Everi Payments Inc. Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/24	1,394,179	0.5
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.700%, (US0001M + 3.000%), 10/21/24	1,652,008	0.6
597,427	PCI Gaming Authority Term Loan, 4.702%, (US0001M + 3.000%), 05/29/26	601,472	0.2
2,313,508	Scientific Games International, Inc. 2018 Term Loan B5, 4.452%, (US0001M + 2.750%), 08/14/24	2,307,724	0.9
1,908,491	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.604%, (US0003M + 3.500%), 07/10/25	1,919,902	0.7
		11,083,014	4.2

	Nonferrous Metals/Minerals: 1.0%
2,809,950	Covia Holdings Corporation Term Loan, 6.043%, (US0003M + 4.000%), 06/01/25	1,992,870	0.7
856,089	U.S. Silica Company 2018 Term Loan B, 5.750%, (US0001M + 4.000%), 05/01/25	735,381	0.3
		2,728,251	1.0

	Oil & Gas: 2.6%
508,563	Brazos Delaware II, LLC Term Loan B, 5.722%, (US0001M + 4.000%), 05/21/25	411,936	0.2
620,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.452%, (US0001M + 6.750%), 10/29/25	440,200	0.2
717,225	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.210%, (US0001M + 4.500%), 12/23/24	640,123	0.2
999,900	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.349%, (US0003M + 3.250%), 10/01/25	989,068	0.4
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.034%, (US0003M + 6.000%), 07/02/23	1,465,401	0.6
693,263	Lower Cadence Holdings LLC Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/26	658,310	0.2
812,963	Lucid Energy Group II LLC Incremental Term Loan B2, 4.708%, (US0001M + 3.000%), 02/19/25	699,148	0.3
940,675	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.104%, (US0003M + 5.000%), 05/09/25	461,224	0.2
198,500	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 09/29/25	198,996	0.1
386,644	Navitas Midstream Midland Basin, LLC Term Loan B, 6.202%, (US0001M + 4.500%), 12/13/24	358,613	0.1
403,988	UGI Energy Services, LLC Term Loan B, 5.452%, (US0001M + 3.750%), 08/13/26	406,176	0.1
		6,729,195	2.6

	Publishing: 0.4%
1,000,000	Meredith Corporation 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	1,005,781	0.4

	Radio & Television: 4.5%
2,124,913	A-L Parent LLC 2016 1st Lien Term Loan, 4.960%, (US0001M + 3.250%), 12/01/23	2,134,209	0.8
705,000	Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.202%, (US0001M + 3.500%), 08/21/26	707,975	0.3
315,000	Cumulus Media New Holdings Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 03/31/26	317,244	0.1
1,310,000	Diamond Sports Group, LLC Term Loan, 4.960%, (US0001M + 3.250%), 08/24/26	1,308,909	0.5
1,254,851	Entercom Media Corp. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 11/18/24	1,261,637	0.5
301,596	NASCAR Holdings, Inc Term Loan B, 4.513%, (US0001M + 2.750%), 10/19/26	303,928	0.1
2,065,000	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.452%, (US0001M + 2.750%), 09/18/26	2,075,509	0.8

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

1,275,000	Sinclair Television Group Inc. Term Loan B2B, 4.270%, (US0001M + 2.500%), 09/30/26	1,282,157	0.5
2,451,294	Univision Communications Inc. Term Loan C5, 4.452%, (US0001M + 2.750%), 03/15/24	2,404,055	0.9
		11,795,623	4.5

	Rail Industries: 0.1%
315,000	Genesee & Wyoming Inc. (New) Term Loan, 3.906%, (US0003M + 2.000%), 11/06/26	317,559	0.1

	Retailers (Except Food & Drug): 4.4%
488,650	Academy, Ltd. 2015 Term Loan B, 5.783%, (US0001M + 4.000%), 07/01/22	369,419	0.1
1,054,242	Bass Pro Group, LLC Term Loan B, 6.702%, (US0001M + 5.000%), 09/25/24	1,038,758	0.4
1,249,827	Belk, Inc. TL B 1L, 6.803%, (US0002M + 4.750%), 12/12/22	999,861	0.4
366,320	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.509%, (US0001M + 2.750%), 02/03/24	367,735	0.1
2,429,194	Jo-Ann Stores, Inc. 2016 Term Loan, 6.934%, (US0003M + 5.000%), 10/20/23	1,812,786	0.7
1,910,525	Leslies Poolmart, Inc. 2016 Term Loan, 5.344%, (US0001M + 3.500%), 08/16/23	1,791,117	0.7
2,933,932	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.031%, (US0001M + 3.250%), 04/09/25	2,017,079	0.8
EUR 1,000,000	Peer Holding III B.V. 2019 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 11/27/26	1,105,937	0.4
2,553,037	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.177%, (US0003M + 3.250%), 01/26/23	2,027,112	0.8
		11,529,804	4.4

	Software: 0.8%
2,197,269	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0006M + 3.500%), 06/13/24	2,152,408	0.8

	Steel: 0.3%
677,986	GrafTech Finance, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 02/12/25	662,731	0.3

	Surface Transport: 1.7%
2,412,038	Navistar International Corporation 2017 1st Lien Term Loan B, 5.270%, (US0001M + 3.500%), 11/06/24	2,403,745	0.9
976,643	PODS, LLC 2018 1st Lien Term Loan, 4.515%, (US0001M + 2.750%), 12/06/24	979,085	0.4
1,152,687	Savage Enterprises LLC 2018 1st Lien Term Loan B, 5.770%, (US0001M + 4.000%), 08/01/25	1,165,078	0.4
		4,547,908	1.7

	Telecommunications: 9.6%
1,283,800	Altice Financing SA USD 2017 1st Lien Term Loan, 4.472%, (US0001M + 2.750%), 01/31/26	1,259,729	0.5
1,465,075	Altice France S.A. USD Term Loan B12, 5.453%, (US0001M + 3.688%), 01/31/26	1,451,493	0.6
1,010,000	Asurion LLC 2017 2nd Lien Term Loan, 8.202%, (US0001M + 6.500%), 08/04/25	1,015,997	0.4
1,508,416	Asurion LLC 2017 Term Loan B4, 4.702%, (US0001M + 3.000%), 08/04/22	1,512,816	0.6
1,000,000	Asurion LLC 2018 Term Loan B6, 4.702%, (US0001M + 3.000%), 11/03/23	1,001,875	0.4
1,960,175	Asurion LLC 2018 Term Loan B7, 4.702%, (US0001M + 3.000%), 11/03/24	1,964,258	0.7
1,820,971	Avaya, Inc. 2018 Term Loan B, 6.015%, (US0001M + 4.250%), 12/15/24	1,741,758	0.7
2,997,462	CenturyLink, Inc. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	3,000,274	1.1
1,850,000	CommScope, Inc. 2019 Term Loan B, 4.952%, (US0001M + 3.250%), 04/06/26	1,840,750	0.7
515,000	Connect Finco Sarl Term Loan B, 6.406%, (US0003M + 4.500%), 09/23/26	513,391	0.2
629,876	Consolidated Communications, Inc. 2016 Term Loan B, 4.710%, (US0001M + 3.000%), 10/04/23	583,029	0.2
2,244,200	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.604%, (US0003M + 3.500%), 08/01/24	1,823,412	0.7
1,473,018	Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.952%, (US0001M + 4.250%), 11/29/25	1,274,161	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

850,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/29/26	700,400	0.3
1,240,578	GTT Communications, Inc. 2018 USD Term Loan B, 4.450%, (US0001M + 2.750%), 05/31/25	957,313	0.4
500,000	Iridium Satellite LLC Term Loan, 5.452%, (US0001M + 3.750%), 11/04/26	505,703	0.2
1,391,768	Level 3 Financing Inc. 2017 Term Loan B, 3.952%, (US0001M + 1.750%), 02/22/24	1,392,927	0.5
1,165,334	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/01/24	842,924	0.3
1,290,250	Sprint Communications, Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.000%), 02/02/24	1,288,906	0.5
330,000	Telenet Financing USD LLC USD Term Loan AN, 4.015%, (US0001M + 2.250%), 08/15/26	330,495	0.1
		25,001,611	9.6

	Utilities: 2.2%
1,810,000	Calpine Corporation 2019 Term Loan B10, 4.202%, (US0001M + 2.500%), 08/12/26	1,817,636	0.7
269,711	Edgewater Generation, L.L.C. Term Loan, 5.452%, (US0001M + 3.750%), 12/13/25	256,563	0.1
517,014	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/26	502,150	0.2
505,551	LMBE-MC Holdco II LLC Term Loan B, 6.020%, (US0003M + 4.000%), 11/14/25	503,023	0.2
1,300,146	Longview Power LLC Term Loan B, 7.930%, (US0003M + 6.000%), 04/13/21	732,415	0.3
799,724	Nautilus Power, LLC Term Loan B, 5.952%, (US0001M + 4.250%), 05/16/24	782,396	0.3
313,425	Sabre Industries, Inc. 2019 Term Loan B, 5.972%, (US0001M + 4.250%), 04/15/26	314,796	0.1
814,075	Southeast PowerGen, LLC Term Loan B, 5.210%, (US0001M + 3.500%), 12/02/21	753,019	0.3
		5,661,998	2.2

	Total Senior Loans
	(Cost $385,917,970)	366,594,315	140.2

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.3%
23,578 (3)	Cumulus Media, Inc. Class-A	408,843	0.2
42,798 (3)	Everyware Global, Inc.	1,284	0.0
4,398 (3)	Harvey Gulf International Marine LLC	30,786	0.0
19,651 (3)	Harvey Gulf International Marine LLC - Warrants	137,557	0.1
156,376 (3)	Longview Power LLC	22,205	0.0
57,894 (3)	Millennium Health, LLC	347	0.0
–,(4)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
111 (3)	Southcross Holdings GP LLC	–	0.0
111 (3)	Southcross Holdings LP- Class A	41,292	0.0
	Total Equities and Other Assets
	(Cost $3,943,870)	642,314	0.3

	Total Investments (Cost $389,861,840)	$367,236,629	140.5
	Liabilities in Excess of Other Assets	(105,838,660)	(40.5)
	Net Assets	$261,397,969	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Senior Loan is on non-accrual status at November 30, 2019.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M	1-month EURIBOR
EUR002M	2-month EURIBOR
EUR003M	3-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Senior Loans	$–	$366,594,315	$–	$366,594,315
Equities and Other Assets	408,843	233,471	–	642,314
Total Investments, at fair value	$408,843	$366,827,786	$–	$367,236,629
Other Financial Instruments+
Forward Foreign Currency Contracts	–	135,802	–	135,802
Total Assets	$408,843	$366,963,588	$–	$367,372,431

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2019, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 22,537,623	EUR 20,320,000	State Street Bank & Trust Co.	12/12/19	$135,802
				$135,802

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $390,132,926.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$820,676
Gross Unrealized Depreciation	(23,505,885)
Net Unrealized Depreciation	$(22,685,209)